1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

March 1, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Morgan Stanley Institutional Fund, Inc. (the “Fund”)

File Nos. 33-23166; 811-05624

Post-Effective Amendment No. 259

Dear Sir or Madam:

We are electronically filing via EDGAR, pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933 and Rule 485(a) thereunder a copy of Post-Effective Amendment No. 259 to the Registration Statement of this Fund on Form N-1A.

We also hereby represent, pursuant to Rule 485(a), that the filing does not contain any disclosures that would render it ineligible to become effective under the Rule.

If you have any questions, please feel free to contact me at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison Fumai
Allison Fumai